SUMMARY OF CHANGES MADE TO COMPARATIVE FIGURES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
- Inventories used
- Inventories written-off
- Direct labor costs
- Depreciation expense
Changes in inventory	$ (321,223)	14,463	(59,525)
Raw materials	(2,692,311)	(184,920)	(41,908)
Other income	2,783,391	1,559,961	1,118,140
- Interest income
Selling and marketing expenses
General and administrative expenses
Laboratory, research and development costs
Finance costs	(15,215)	(16,338)	(72,080)
Other gains/(losses)
Finance income	36,256	62,394	22,525
Employee benefits expenses	(5,868,655)	(3,868,331)	(2,066,111)
Advertising and promotional expenses	(1,885,402)	(436,274)	(279,312)
Professional fees	(1,835,444)	(1,461,401)	(2,035,395)
Research and development expenses	(705,507)	(1,165,531)	(865,627)
Depreciation and amortisation	(578,668)	(386,277)	(258,361)
Impairment expense	(564,161)	(32,048)
Other expenses	$ (2,154,375)	(1,283,871)	(1,766,985)
Previously stated [member]
IfrsStatementLineItems [Line Items]
- Inventories used		(115,934)	(82,516)
- Inventories written-off		(54,523)	(18,917)
- Direct labor costs		(110,894)	(107,590)
- Depreciation expense		(79,676)	(42,488)
Changes in inventory
Raw materials
Other income		1,564,456	1,140,647
- Interest income		62,394	22,507
Selling and marketing expenses		(1,119,851)	(637,295)
General and administrative expenses		(4,158,318)	(4,058,557)
Laboratory, research and development costs		(3,109,383)	(2,477,578)
Finance costs		(14,049)	(14,823)
Other gains/(losses)			(5,522)
Finance income
Employee benefits expenses
Advertising and promotional expenses
Professional fees
Research and development expenses
Depreciation and amortisation
Impairment expense
Other expenses
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
- Inventories used		115,934	82,516
- Inventories written-off		54,523	18,917
- Direct labor costs		110,894	107,590
- Depreciation expense		79,676	42,488
Changes in inventory		14,463	(59,525)
Raw materials		(184,920)	(41,908)
Other income		(4,495)	(22,507)
- Interest income		(62,394)	(22,507)
Selling and marketing expenses		1,119,851	637,295
General and administrative expenses		4,158,318	4,058,557
Laboratory, research and development costs		3,109,383	2,477,578
Finance costs		(2,289)	(57,257)
Other gains/(losses)			5,522
Finance income		62,394	22,525
Employee benefits expenses		(3,868,331)	(2,066,111)
Advertising and promotional expenses		(436,274)	(279,312)
Professional fees		(1,461,401)	(2,035,395)
Research and development expenses		(1,165,531)	(865,627)
Depreciation and amortisation		(386,277)	(258,361)
Impairment expense		(32,048)
Other expenses		$ (1,283,871)	$ (1,766,985)